Fair value loss on sale of accounts receivable, net	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Fair value loss on sale of accounts receivable, net
7. Fair value loss on sale of accounts receivable, net
As discussed in note 2.2(b), the Company has an accounts receivable (“AR”) sale agreement with an unrelated third party (the “Special Purpose Entity” or “SPE”) whereby trade accounts receivable, originated by certain of the Company’s operating subsidiaries (the “Originators”), are aggregated, sold to the Company, and on-sold by the Company to the SPE in exchange for cash and interest-bearing notes receivable. Under the terms of the agreement, the sale of accounts receivable is made on a continuing, fair value, non-recourse basis (as to collectability) at a discount representing the time value of money and risk of collectability, among other factors. The SPE does, however, have recourse against the Company for any: 1) voluntary adjustments (e.g., quality allowances, etc.) of customer obligations by the Company or the Originators; 2) corrections of product quantity, pricing (including nominal short-pay auto tolerances), or other billing errors made by the Company or the Originators subsequent to the date of invoice; and 3) customer offsets against receivables sold to the SPE (e.g., back charges and volume rebates).
By agreement among the parties, the Company acts as “Servicer” of the accounts receivable sold to the SPE. As Servicer, the Company provides credit administration, billing, collections, cash application and data reporting services. The SPE pays a servicing fee to the Company. However, as discussed in note 2.2 (a), an unrelated party retains the right to manage the impaired accounts receivable of the SPE and can replace the Company as servicer of such receivables at its sole discretion.
7. Fair value loss on sale of accounts receivable, net (continued)
Net of interest earned on the note receivable and servicing and other fees paid to the Company, the Company recognized a fair value loss on sale of receivables of $4,620, $6,113, and $3,041 in 2024, 2023 and 2022, respectively. The Company may incur losses on its notes and miscellaneous receivables due from the SPE if the amount of credit losses on the underlying receivables sold to the SPE exceeds the value of the control party’s note due from the SPE by the amount of $1,868 as of December 31, 2024 ($1,565 as of December 31, 2023). The notes and miscellaneous receivables, net due from the SPE at December 31, 2024 and 2023 are $51,931, and $59,346, respectively (see Note 17), representing the Company’s maximum exposure to loss from its interest in the SPE. During 2024, the Company sold $1,248,935 of trade accounts receivable to the SPE ($1,181,511 in 2023 and $987,208 in 2022).